Income Taxes (Details) - Schedule of Unrecognized Tax Benefits - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unrecognized Tax Benefits [Abstract]
Beginning balance	$ 17,010
Ending balance	17,010	17,010
Increases related to prior year tax positions		11,517
Increases related to current year tax positions		$ 5,493